Shareholders' Equity - Assumptions used for options (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility, Minimum	83.95%	75.40%
Expected volatility, Maximum	86.60%
Risk-free interest, Minimum	0.29%	1.76%
Risk-free interest, Maximum	0.49%
Expected life	5 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months